UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 4175

DREYFUS CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

# Dreyfus Cash Management Funds

**SEMIANNUAL REPORT** July 31, 2013

**Dreyfus Cash Management**

**Dreyfus Government Cash Management**

**Dreyfus Government Prime Cash Management**

**Dreyfus Treasury & Agency Cash Management**

**Dreyfus Treasury Prime Cash Management**

**Dreyfus Municipal Cash Management Plus**

**Dreyfus New York Municipal Cash Management**

**Dreyfus Tax Exempt Cash Management**

**Dreyfus California AMT-Free Municipal Cash Management**

**Dreyfus New York AMT-Free Municipal Cash Management**

BNY MELLON

Dreyfus

Dreyfus Cash Management Funds The Funds

## LETTER TO SHAREHOLDERS

Dear Shareholders:

This semiannual report for the several Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2013. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:[1,2]

| | Annualized Yield (%) | Annualized Effective Yield (%) |
|---|---|---|
| **Dreyfus Cash Management** | | |
| Institutional Shares | 0.05 | 0.05 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Participant Shares | 0.00 | 0.00 |
| Agency Shares | 0.00 | 0.00 |
| **Dreyfus Government Cash Management** | | |
| Institutional Shares | 0.01 | 0.01 |
| Investor Shares | 0.01 | 0.01 |
| Administrative Shares | 0.01 | 0.01 |
| Participant Shares | 0.01 | 0.01 |
| Agency Shares | 0.01 | 0.01 |
| **Dreyfus Government Prime Cash Management** | | |
| Institutional Shares | 0.00 | 0.00 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Participant Shares | 0.00 | 0.00 |
| Agency Shares | 0.00 | 0.00 |
| **Dreyfus Treasury & Agency Cash Management** | | |
| Institutional Shares | 0.01 | 0.01 |
| Investor Shares | 0.01 | 0.01 |
| Administrative Shares | 0.01 | 0.01 |
| Participant Shares | 0.01 | 0.01 |
| Service Shares | 0.01 | 0.01 |
| Select Shares | 0.01 | 0.01 |
| Agency Shares | 0.01 | 0.01 |
| Premier Shares | 0.01 | 0.01 |
| **Dreyfus Treasury Prime Cash Management** | | |
| Institutional Shares | 0.00 | 0.00 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Participant Shares | 0.00 | 0.00 |
| Agency Shares | 0.00 | 0.00 |

Yields of money market instruments remained near zero percent over the reporting period, as short-term interest rates were unchanged despite rising long-term interest rates amid evidence of more robust economic growth.

### Gradual U.S. Economic Recovery Continued

The reporting period began in the wake of improving economic sentiment in the months after the Federal Reserve Board (the "Fed") embarked on a third round of quantitative easing involving monthly purchases of $40 billion of mortgage-backed securities over an indefinite period. Consequently, at the start of the reporting period, the unemployment rate stood at 7.9%, and the economy had added 157,000 jobs in the previous month. Matters continued to improve in February, when the unemployment rate fell to 7.7% and 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. However, reduced government spending dampened GDP growth, and the U.S. economy achieved only a 1.1% annualized growth rate during the first quarter of the year.

The sluggish economic recovery continued in April, when non-farm payrolls added 165,000 jobs and the unemployment rate fell to 7.5% as some discouraged workers left the workforce. Yet, the service and manufacturing sectors continued to expand. Economic sentiment appeared to change dramatically in May after remarks by Fed Chairman Ben Bernanke signaled that the Fed would begin to curtail its ongoing quantitative easing program sooner than many had expected. However, expectations of a less accommodative monetary policy seemed to be at odds with a decline in U.S. manufacturing activity, an increase in the unemployment rate to 7.6%, and

The Funds 3

## LETTER TO SHAREHOLDERS

We are pleased to present the semiannual report for the several Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2013, these tax-exempt money market funds achieved the following annualized yields and annualized effective yields:[1,2]

| | Annualized Yield (%) | Annualized Effective Yield (%) |
|---|---|---|
| **Dreyfus Municipal Cash Management Plus** | | |
| Institutional Shares | 0.00 | 0.00 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Participant Shares | 0.00 | 0.00 |
| Agency Shares | 0.00 | 0.00 |
| **Dreyfus New York Municipal Cash Management** | | |
| Institutional Shares | 0.00 | 0.00 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Participant Shares | 0.00 | 0.00 |
| **Dreyfus Tax Exempt Cash Management** | | |
| Institutional Shares | 0.00 | 0.00 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Participant Shares | 0.00 | 0.00 |
| **Dreyfus California AMT-Free Municipal Cash Management** | | |
| Institutional Shares | 0.00 | 0.00 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Participant Shares | 0.00 | 0.00 |
| **Dreyfus New York AMT-Free Municipal Cash Management** | | |
| Institutional Shares | 0.00 | 0.00 |
| Investor Shares | 0.00 | 0.00 |
| Administrative Shares | 0.00 | 0.00 |
| Classic Shares | 0.00 | 0.00 |

Yields of municipal money market instruments stayed near historical lows throughout the reporting period. Despite rising long-term interest rates amid evidence of more robust economic growth, short-term interest rates remained anchored by an overnight federal funds rate between 0% and 0.25%.

### Gradual Economic Recovery Continues

The reporting period saw a generally improving economic environment as U.S. GDP grew at an annualized rate of 1.1% during the first quarter of 2013, up from just 0.4% during the fourth quarter of 2012. Gradually recovering labor and housing markets drove the domestic economy's advance, but the positive impact of these factors was offset to a degree by cuts in U.S. government spending. The U.S. economy grew at an estimated 1.7% annualized rate during the second quarter, driven by gains in consumer spending, export activity, and recovering real estate markets. In addition, the unemployment rate declined to a multi-year low of 7.4% by the reporting period's end.

Intermediate- and long-term interest rates climbed over much of the reporting period as the economic recovery gained traction, but the Federal Reserve Board (the "Fed")'s target for the overnight federal funds rate remained near historical lows, and the Fed indicated that rates were unlikely to change until the unemployment rate reaches 6.5%. However, the central bank appeared to adopt a more hawkish posture in May, when remarks by chairman Ben Bernanke were widely interpreted as a signal that the Fed would begin to back away from its ongoing quantitative easing program sooner than many expected.

In this environment, demand from individual investors remained focused on higher yielding securities in the longer term municipal bond market. Demand for securities issued by municipalities also remained strong among nontraditional buyers, such as separately managed accounts and intermediate bond funds, due to attractive tax-exempt yields compared to taxable securities and narrow yield differences across the overnight to three-year maturity spectrum. Nonetheless, yields on high-quality, one-year municipal notes remained near historical lows over the reporting period. Moreover, rates on variable rate demand notes ("VRDNs") remained

The Funds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2013 to July
31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guide-
lines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

| Dreyfus Cash Management (continued) | Principal Amount ($) | Value ($) |
|---|---|---|
| **U.S. Government Agency–.6%** | | |
| Federal Farm Credit Bank<br>0.24%, 11/18/13<br>(cost $149,995,475) | 150,000,000 [a] | **149,995,475** |
| **U.S. Treasury Notes–4.8%** | | |
| 0.13%–0.23%, 2/15/14–6/30/14<br>(cost $1,265,331,598) | 1,250,000,000 | **1,265,331,598** |
| **Repurchase Agreements–9.4%** | | |
| ABN AMRO Bank N.V.<br>0.06%, dated 7/31/13, due 8/1/13 in the amount of $1,075,001,792 (fully collateralized by $50,425,100 U.S. Treasury Bonds, 4.63%-7.25%, due 5/15/16-2/15/40, value $60,707,624, $72,644,800 U.S. Treasury Inflation Protected Securities, 0.13%-1.13%, due 1/15/21-7/15/22, value $74,405,206 and $945,546,300 U.S. Treasury Notes, 0.25%-3.13%, due 12/15/13-5/15/21, value $961,387,184) | 1,075,000,000 | 1,075,000,000 |
| Deutsche Bank Securities Inc.<br>0.08%, dated 7/31/13, due 8/1/13 in the amount of $850,001,889 (fully collateralized by $867,138,600 U.S. Treasury Notes, 0.25%-1.38%, due 12/15/13-2/28/19, value $867,000,036) | 850,000,000 | 850,000,000 |
| HSBC USA Inc.<br>0.08%, dated 7/31/13, due 8/1/13 in the amount of $550,001,222 (fully collateralized by $42,595,000 Federal Agricultural Mortgage Corp., 0%, due 8/1/13-4/25/14, value $42,583,001, $145,625,000 Federal Home Loan Mortgage Corp., 0.50%-1.65%, due 10/9/15-11/15/19, value $144,331,715 and $371,000,000 Federal National Mortgage Association, 0.52%-2.63%, due 11/20/14-5/27/16, value $374,087,595) | 550,000,000 | 550,000,000 |
| **Total Repurchase Agreements**<br>(cost $2,475,000,000) | | **2,475,000,000** |
| **Total Investments** (cost $26,244,918,949) | **99.9%** | **26,244,918,949** |
| **Cash and Receivables (Net)** | **.1%** | **13,668,305** |
| **Net Assets** | **100.0%** | **26,258,587,254** |

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2013, these securities amounted to $5,699,756,438 or 21.7% of net assets.

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

| Dreyfus Government Cash Management (continued) | Annualized Yield on Date of Purchase (%) | Principal Amount ($) | Value ($) |
|---|---|---|---|
| **Repurchase Agreements (continued)** | | | |
| Royal Bank of Scotland dated 7/31/13, due 8/1/13 in the amount of $700,001,167 (fully collateralized by $124,900,000 U.S. Treasury Bonds, 4.50%-8.75%, due 5/15/17-5/15/38, value $157,805,329 and $530,039,000 U.S. Treasury Notes, 0.25%-4.63%, due 8/15/13-2/15/22, value $556,197,778) | 0.06 | 700,000,000 | 700,000,000 |
| Societe Generale dated 7/31/13, due 8/1/13 in the amount of $1,000,001,667 (fully collateralized by $22,850,400 U.S. Treasury Bonds, 6.25%, due 8/15/23, value $30,974,636 and $978,761,400 U.S. Treasury Notes, 0.25%-2.88%, due 12/31/14-8/15/22, value $989,097,414) | 0.06 | 1,000,000,000 | 1,000,000,000 |
| Societe Generale dated 7/31/13, due 8/1/13 in the amount of $250,000,486 (fully collateralized by $377,265,000 Resolution Funding Corp., 0%, due 7/15/20-4/15/30, value $228,673,868 and $25,825,000 Tennessee Valley Authority, 5.38%, due 4/1/56, value $29,170,026) | 0.07 | 250,000,000 | 250,000,000 |
| TD Securities (USA) LLC dated 7/31/13, due 8/1/13 in the amount of $120,000,167 (fully collateralized by $68,881,100 U.S. Treasury Inflation Protected Securities, 0.13%, due 1/15/22, value $69,847,405 and $50,300,636 U.S. Treasury Notes, 2%, due 4/30/16, value $52,552,595) | 0.05 | 120,000,000 | 120,000,000 |
| **Total Repurchase Agreements** (cost $5,620,000,000) | | | **5,620,000,000** |
| **Total Investments** (cost $14,649,468,687) | | **99.9%** | **14,649,468,687** |
| **Cash and Receivables (Net)** | | **.1%** | **17,262,380** |
| **Net Assets** | | **100.0%** | **14,666,731,067** |

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

† Based on net assets.
See notes to financial statements.

The Funds 17

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

| Dreyfus Government Prime Cash Management (continued) | Annualized Yield on Date of Purchase (%) | Principal Amount ($) | Value ($) |
|---|---|---|---|
| **U.S. Government Agencies (continued)** | | | |
| Tennessee Valley Authority: | | | |
| 8/8/13 | 0.06 | 50,000,000 | 49,999,465 |
| 9/12/13 | 0.02 | 100,000,000 | 99,997,667 |
| 9/19/13 | 0.03 | 269,000,000 | 268,989,016 |
| **Total U.S. Government Agencies** | | | |
| (cost $3,019,871,687) | | | **3,019,871,687** |
| **U.S. Treasury Bills–12.2%** | | | |
| 8/8/13 | 0.03 | 195,000,000 | 194,998,889 |
| 8/15/13 | 0.03 | 217,000,000 | 216,997,072 |
| 11/29/13 | 0.07 | 150,000,000 | 149,965,000 |
| **Total U.S. Treasury Bills** | | | |
| (cost $561,960,961) | | | **561,960,961** |
| **U.S. Treasury Notes–22.2%** | | | |
| 8/15/13 | 0.06 | 383,000,000 | 383,620,398 |
| 9/15/13 | 0.06 | 379,000,000 | 379,320,021 |
| 9/30/13 | 0.16 | 50,000,000 | 50,244,067 |
| 10/31/13 | 0.06 | 12,000,000 | 12,005,597 |
| 11/15/13 | 0.05 | 50,000,000 | 50,604,572 |
| 11/30/13 | 0.09 | 50,000,000 | 50,316,659 |
| 2/15/14 | 0.18 | 100,000,000 | 100,595,058 |
| **Total U.S. Treasury Notes** | | | |
| (cost $1,026,706,372) | | | **1,026,706,372** |
| **Total Investments** (cost $4,608,539,020) | | **99.8%** | **4,608,539,020** |
| **Cash and Receivables (Net)** | | **.2%** | **10,154,509** |
| **Net Assets** | | **100.0%** | **4,618,693,529** |

a	Variable rate security—interest rate subject to periodic change.

† Based on net assets.
See notes to financial statements.

The Funds 19

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Funds 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

| Dreyfus Municipal Cash Management Plus (continued) | Coupon Rate (%) | Maturity Date | Principal Amount ($) | Value ($) |
|---|---|---|---|---|
| **Short-Term Investments (continued)** | | | | |
| **Texas (continued)** | | | | |
| Port of Port Arthur Navigation District, Revenue, CP (BASF SE) | 0.28 | 10/24/13 | 5,000,000 | 5,000,000 |
| Texas, TRAN | 2.50 | 8/30/13 | 5,500,000 | 5,509,938 |
| **Utah–1.9%** | | | | |
| Utah State Board of Regents, Student Loan Revenue (LOC; Royal Bank of Canada) | 0.08 | 8/7/13 | 7,600,000 [a] | 7,600,000 |
| **Virginia–4.6%** | | | | |
| Lynchburg Redevelopment and Housing Authority, Housing Revenue (KHM Properties-Lynchburg, LLC Project) (LOC; M&T Trust) | 0.16 | 8/7/13 | 13,520,000 [a] | 13,520,000 |
| University of Virginia, University Revenue, CP | 0.10 | 8/15/13 | 5,000,000 | 5,000,000 |
| Virginia, GO Notes | 4.00 | 6/1/14 | 360,000 | 370,980 |
| **Washington–1.4%** | | | | |
| Camas School District Number 117, Unlimited Tax GO Notes, Refunding | 2.00 | 12/1/13 | 1,950,000 | 1,961,483 |
| Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA) | 0.13 | 8/7/13 | 3,925,000 [a] | 3,925,000 |
| **Wisconsin–4.4%** | | | | |
| Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care) (LOC; JPMorgan Chase Bank) | 0.20 | 8/6/13 | 8,000,000 | 8,000,000 |
| Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care) (LOC; JPMorgan Chase Bank) | 0.20 | 1/9/14 | 10,000,000 | 10,000,000 |
| **U.S. Related–.3%** | | | | |
| Puerto Rico Public Finance Corporation, Revenue | 5.38 | 6/1/14 | 1,000,000 | 1,041,161 |
| **Total Investments** (cost $400,381,319) | | | **98.1%** | **400,381,319** |
| **Cash and Receivables (Net)** | | | **1.9%** | **7,765,400** |
| **Net Assets** | | | **100.0%** | **408,146,719** |

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2013, these securities amounted to $42,590,000 or 10.4% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Funds 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

† Based on total investments.
[d] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

| Dreyfus New York Municipal Cash Management (continued) | Coupon Rate (%) | Maturity Date | Principal Amount ($) | Value ($) |
|---|---|---|---|---|
| **Short-Term Investments (continued)** | | | | |
| **New York (continud)** | | | | |
| New York State Mortgage Agency, Homeowner Mortgage Revenue (Liquidity Facility; Bank of America) | 0.07 | 8/7/13 | 30,000,000 [a,d] | 30,000,000 |
| New York State Mortgage Agency, Homeowner Mortgage Revenue (Liquidity Facility; Barclays Bank PLC) | 0.07 | 8/7/13 | 17,300,000 [a,d] | 17,300,000 |
| Northern Adirondack Central School District at Ellenburg, GO Notes, BAN | 2.00 | 6/26/14 | 5,000,000 | 5,066,000 |
| Onondaga County Industrial Development Agency, IDR (ICM Controls Corporation Project) (LOC; M&T Trust) | 0.21 | 8/7/13 | 1,840,000 [a] | 1,840,000 |
| Port Authority of New York and New Jersey, Equipment Notes | 0.11 | 8/7/13 | 10,500,000 [a] | 10,500,000 |
| South Jefferson Central School District, GO Notes, BAN | 1.50 | 6/20/14 | 6,000,000 | 6,058,140 |
| Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels) (LOC; California Public Employees Retirement System) | 0.04 | 8/7/13 | 15,000,000 [a] | 15,000,000 |
| Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) | 0.08 | 8/1/13 | 25,600,000 [a] | 25,600,000 |
| Ulster County Industrial Development Agency, IDR (Selux Corporation Project) (LOC; M&T Trust) | 0.21 | 8/7/13 | 765,000 [a] | 765,000 |
| Yonkers Industrial Development Agency, MFHR (Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust) | 0.20 | 8/7/13 | 30,000,000 [a,d] | 30,000,000 |
| **U.S. Related–1.2%** | | | | |
| Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue (Citigroup ROCS, Series RR II R-11765) (Liquidity Facility; Citibank NA) | 0.09 | 8/7/13 | 5,000,000 [a,b,c] | 5,000,000 |
| **Total Investments** (cost $426,772,324) | | | **104.4%** | **426,772,324** |
| **Liabilities, Less Cash and Receivables** | | | **(4.4%)** | **(18,147,385)** |
| **Net Assets** | | | **100.0%** | **408,624,939** |

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2013, these securities amounted to $40,040,000 or 9.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At July 31, 2013, the fund had $125,770,000 or 30.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Funds 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Funds 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Funds 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2013, these securities amounted to $272,400,000 or 13.4% of net assets.
c At July 31, 2013, the fund had $570,195,000 or 28.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Funds 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

## Summary of Abbreviations

| | | | |
|---|---|---|---|
| **ABAG** | Association of Bay Area Governments | **ACA** | American Capital Access |
| **AGC** | ACE Guaranty Corporation | **AGIC** | Asset Guaranty Insurance Company |
| **AMBAC** | American Municipal Bond Assurance Corporation | **ARRN** | Adjustable Rate Receipt Notes |
| **BAN** | Bond Anticipation Notes | **BPA** | Bond Purchase Agreement |
| **CIFG** | CDC Ixis Financial Guaranty | **COP** | Certificate of Participation |
| **CP** | Commercial Paper | **DRIVERS** | Derivative Inverse Tax-Exempt Receipts |
| **EDR** | Economic Development Revenue | **EIR** | Environmental Improvement Revenue |
| **FGIC** | Financial Guaranty Insurance Company | **FHA** | Federal Housing Administration |
| **FHLB** | Federal Home Loan Bank | **FHLMC** | Federal Home Loan Mortgage Corporation |
| **FNMA** | Federal National Mortgage Association | **GAN** | Grant Anticipation Notes |
| **GIC** | Guaranteed Investment Contract | **GNMA** | Government National Mortgage Association |
| **GO** | General Obligation | **HR** | Hospital Revenue |
| **IDB** | Industrial Development Board | **IDC** | Industrial Development Corporation |
| **IDR** | Industrial Development Revenue | **LIFERS** | Long Inverse Floating Exempt Receipts |
| **LOC** | Letter of Credit | **LOR** | Limited Obligation Revenue |
| **LR** | Lease Revenue | **MERLOTS** | Municipal Exempt Receipts Liquidity Option Tender |
| **MFHR** | Multi-Family Housing Revenue | **MFMR** | Multi-Family Mortgage Revenue |
| **PCR** | Pollution Control Revenue | **P-FLOATS** | Puttable Floating Option Tax-Exempts Receipts |
| **PILOT** | Payment in Lieu of Taxes | **PUTTERS** | Puttable Tax-Exempt Receipts |
| **RAC** | Revenue Anticipation Certificates | **RAN** | Revenue Anticipation Notes |
| **RAW** | Revenue Anticipation Warrants | **ROCS** | Reset Options Certificates |
| **RRR** | Resources Recovery Revenue | **SAAN** | State Aid Anticipation Notes |
| **SBPA** | Standby Bond Purchase Agreement | **SFHR** | Single Family Housing Revenue |
| **SFMR** | Single Family Mortgage Revenue | **SONYMA** | State of New York Mortgage Agency |
| **SPEARS** | Short Puttable Exempt Adjustable Receipts | **SWDR** | Solid Waste Disposal Revenue |
| **TAN** | Tax Anticipation Notes | **TAW** | Tax Anticipation Warrants |
| **TRAN** | Tax and Revenue Anticipation Notes | **XLCA** | XL Capital Assurance |

## Summary of Combined Ratings (Unaudited)

| Fitch | or | Moody's | or | Standard & Poor's | Value (%)† |
|---|---|---|---|---|---|
| F1+,F1 | | VMIG1,MIG1,P1 | | SP1+,SP1,A1+,A1 | 96.4 |
| AAA,AA,A[e] | | Aaa,Aa,A[e] | | AAA,AA,A[e] | 3.4 |
| Not Rated[f] | | Not Rated[f] | | Not Rated[f] | .2 |
| | | | | | **100.0** |

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Funds 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2013, these securities amounted to $56,420,000 or 13.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

## Summary of Abbreviations

| | | | |
|---|---|---|---|
| **ABAG** | Association of Bay Area Governments | **ACA** | American Capital Access |
| **AGC** | ACE Guaranty Corporation | **AGIC** | Asset Guaranty Insurance Company |
| **AMBAC** | American Municipal Bond Assurance Corporation | **ARRN** | Adjustable Rate Receipt Notes |
| **BAN** | Bond Anticipation Notes | **BPA** | Bond Purchase Agreement |
| **CIFG** | CDC Ixis Financial Guaranty | **COP** | Certificate of Participation |
| **CP** | Commercial Paper | **DRIVERS** | Derivative Inverse Tax-Exempt Receipts |
| **EDR** | Economic Development Revenue | **EIR** | Environmental Improvement Revenue |
| **FGIC** | Financial Guaranty Insurance Company | **FHA** | Federal Housing Administration |
| **FHLB** | Federal Home Loan Bank | **FHLMC** | Federal Home Loan Mortgage Corporation |
| **FNMA** | Federal National Mortgage Association | **GAN** | Grant Anticipation Notes |
| **GIC** | Guaranteed Investment Contract | **GNMA** | Government National Mortgage Association |
| **GO** | General Obligation | **HR** | Hospital Revenue |
| **IDB** | Industrial Development Board | **IDC** | Industrial Development Corporation |
| **IDR** | Industrial Development Revenue | **LIFERS** | Long Inverse Floating Exempt Receipts |
| **LOC** | Letter of Credit | **LOR** | Limited Obligation Revenue |
| **LR** | Lease Revenue | **MERLOTS** | Municipal Exempt Receipts Liquidity Option Tender |
| **MFHR** | Multi-Family Housing Revenue | **MFMR** | Multi-Family Mortgage Revenue |
| **PCR** | Pollution Control Revenue | **P-FLOATS** | Puttable Floating Option Tax-Exempts Receipts |
| **PILOT** | Payment in Lieu of Taxes | **PUTTERS** | Puttable Tax-Exempt Receipts |
| **RAC** | Revenue Anticipation Certificates | **RAN** | Revenue Anticipation Notes |
| **RAW** | Revenue Anticipation Warrants | **ROCS** | Reset Options Certificates |
| **RRR** | Resources Recovery Revenue | **SAAN** | State Aid Anticipation Notes |
| **SBPA** | Standby Bond Purchase Agreement | **SFHR** | Single Family Housing Revenue |
| **SFMR** | Single Family Mortgage Revenue | **SONYMA** | State of New York Mortgage Agency |
| **SPEARS** | Short Puttable Exempt Adjustable Receipts | **SWDR** | Solid Waste Disposal Revenue |
| **TAN** | Tax Anticipation Notes | **TAW** | Tax Anticipation Warrants |
| **TRAN** | Tax and Revenue Anticipation Notes | **XLCA** | XL Capital Assurance |

## Summary of Combined Ratings (Unaudited)

| Fitch | or | Moody's | or | Standard & Poor's | Value (%)† |
|---|---|---|---|---|---|
| F1+,F1 | | VMIG1,MIG1,P1 | | SP1+,SP1,A1+,A1 | 96.0 |
| F2 | | VMIG2,MIG2,P2 | | SP2,A2 | 2.8 |
| AAA,AA,A[d] | | Aaa,Aa,A[d] | | AAA,AA,A[d] | 1.2 |
| | | | | | **100.0** |

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

The Funds 49

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

The Funds 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2013, these securities amounted to $4,000,000 or 3.4% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

## Summary of Abbreviations

| | | | |
|---|---|---|---|
| **ABAG** | Association of Bay Area Governments | **ACA** | American Capital Access |
| **AGC** | ACE Guaranty Corporation | **AGIC** | Asset Guaranty Insurance Company |
| **AMBAC** | American Municipal Bond Assurance Corporation | **ARRN** | Adjustable Rate Receipt Notes |
| **BAN** | Bond Anticipation Notes | **BPA** | Bond Purchase Agreement |
| **CIFG** | CDC Ixis Financial Guaranty | **COP** | Certificate of Participation |
| **CP** | Commercial Paper | **DRIVERS** | Derivative Inverse Tax-Exempt Receipts |
| **EDR** | Economic Development Revenue | **EIR** | Environmental Improvement Revenue |
| **FGIC** | Financial Guaranty Insurance Company | **FHA** | Federal Housing Administration |
| **FHLB** | Federal Home Loan Bank | **FHLMC** | Federal Home Loan Mortgage Corporation |
| **FNMA** | Federal National Mortgage Association | **GAN** | Grant Anticipation Notes |
| **GIC** | Guaranteed Investment Contract | **GNMA** | Government National Mortgage Association |
| **GO** | General Obligation | **HR** | Hospital Revenue |
| **IDB** | Industrial Development Board | **IDC** | Industrial Development Corporation |
| **IDR** | Industrial Development Revenue | **LIFERS** | Long Inverse Floating Exempt Receipts |
| **LOC** | Letter of Credit | **LOR** | Limited Obligation Revenue |
| **LR** | Lease Revenue | **MERLOTS** | Municipal Exempt Receipts Liquidity Option Tender |
| **MFHR** | Multi-Family Housing Revenue | **MFMR** | Multi-Family Mortgage Revenue |
| **PCR** | Pollution Control Revenue | **P-FLOATS** | Puttable Floating Option Tax-Exempts Receipts |
| **PILOT** | Payment in Lieu of Taxes | **PUTTERS** | Puttable Tax-Exempt Receipts |
| **RAC** | Revenue Anticipation Certificates | **RAN** | Revenue Anticipation Notes |
| **RAW** | Revenue Anticipation Warrants | **ROCS** | Reset Options Certificates |
| **RRR** | Resources Recovery Revenue | **SAAN** | State Aid Anticipation Notes |
| **SBPA** | Standby Bond Purchase Agreement | **SFHR** | Single Family Housing Revenue |
| **SFMR** | Single Family Mortgage Revenue | **SONYMA** | State of New York Mortgage Agency |
| **SPEARS** | Short Puttable Exempt Adjustable Receipts | **SWDR** | Solid Waste Disposal Revenue |
| **TAN** | Tax Anticipation Notes | **TAW** | Tax Anticipation Warrants |
| **TRAN** | Tax and Revenue Anticipation Notes | **XLCA** | XL Capital Assurance |

## Summary of Combined Ratings (Unaudited)

| Fitch | or | Moody's | or | Standard & Poor's | Value (%)† |
|---|---|---|---|---|---|
| F1+,F1 | | VMIG1,MIG1,P1 | | SP1+,SP1,A1+,A1 | 77.4 |
| F2 | | VMIG2, MIG2, P2 | | SP2, A2 | 8.1 |
| Not Rated[d] | | Not Rated[d] | | Not Rated[d] | 14.5 |
| | | | | | **100.0** |

† Based on total investments.
[d] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Funds 53

STATEMENTS OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2013 (Unaudited)

| | Dreyfus Cash Management | Dreyfus Government Cash Management | Dreyfus Government Prime Cash Management | Dreyfus Treasury & Agency Cash Management | Dreyfus Treasury Prime Cash Management |
|---|---|---|---|---|---|
| **Assets ($):** | | | | | |
| Investments at value–Note 1(a,b)† | 26,244,919[a] | 14,649,469[a] | 4,608,539 | 17,936,076[a] | 35,495,855 |
| Cash | 3,410 | 650 | – | 279 | 900 |
| Interest receivable | 14,334 | 17,695 | 10,575 | 39,351 | 71,576 |
| Receivable for shares of Beneficial Interest subscribed | 4 | – | – | – | – |
| Prepaid expenses and other assets | 226 | 167 | 111 | 164 | 281 |
| | **26,262,893** | **14,667,981** | **4,619,225** | **17,975,870** | **35,568,612** |
| **Liabilities ($):** | | | | | |
| Due to The Dreyfus Corporation and affiliates–Note 2(c) | 3,262 | 1,093 | 367 | 840 | 1,819 |
| Cash overdraft due to Custodian | – | – | 46 | – | – |
| Payable for investment securities purchased | – | – | – | – | 1,000,513 |
| Payable for shares of Beneficial Interest redeemed | 770 | 6 | – | 467 | 329 |
| Accrued expenses | 274 | 151 | 118 | 121 | 228 |
| | **4,306** | **1,250** | **531** | **1,428** | **1,002,889** |
| **Net Assets ($)** | **26,258,587** | **14,666,731** | **4,618,694** | **17,974,442** | **34,565,723** |
| **Composition of Net Assets ($):** | | | | | |
| Paid-in capital | 26,258,573 | 14,666,718 | 4,618,722 | 17,974,359 | 34,565,809 |
| Accumulated net realized gain (loss) on investments | 14 | 13 | (28) | 83 | (86) |
| **Net Assets ($)** | **26,258,587** | **14,666,731** | **4,618,694** | **17,974,442** | **34,565,723** |
| **Net Asset Value Per Share** | | | | | |
| **Institutional Shares** | | | | | |
| Net Assets ($) | 21,523,077 | 11,687,877 | 3,246,759 | 14,328,368 | 27,125,838 |
| Shares Outstanding | 21,523,061 | 11,687,896 | 3,246,778 | 14,328,302 | 27,125,886 |
| **Net Asset Value Per Share ($)** | **1.00** | **1.00** | **1.00** | **1.00** | **1.00** |
| **Investor Shares** | | | | | |
| Net Assets ($) | 2,487,085 | 1,897,258 | 495,760 | 2,359,360 | 3,881,711 |
| Shares Outstanding | 2,487,088 | 1,897,258 | 495,765 | 2,359,349 | 3,881,737 |
| **Net Asset Value Per Share ($)** | **1.00** | **1.00** | **1.00** | **1.00** | **1.00** |

| | Dreyfus Cash Management | Dreyfus Government Cash Management | Dreyfus Government Prime Cash Management | Dreyfus Treasury & Agency Cash Management | Dreyfus Treasury Prime Cash Management |
|---|---|---|---|---|---|
| **Net Asset Value Per Share (continued)** | | | | | |
| **Administrative Shares** | | | | | |
| Net Assets ($) | 1,309,287 | 697,402 | 657,588 | 609,945 | 571,013 |
| Shares Outstanding | 1,309,291 | 697,401 | 657,592 | 609,942 | 571,015 |
| **Net Asset Value Per Share ($)** | **1.00** | **1.00** | **1.00** | **1.00** | **1.00** |
| **Participant Shares** | | | | | |
| Net Assets ($) | 774,766 | 274,445 | 205,866 | 604,186 | 2,903,073 |
| Shares Outstanding | 774,760 | 274,445 | 205,870 | 604,183 | 2,903,083 |
| **Net Asset Value Per Share ($)** | **1.00** | **1.00** | **1.00** | **1.00** | **1.00** |
| **Service Shares** | | | | | |
| Net Assets ($) | – | – | – | 13,181 | – |
| Shares Outstanding | – | – | – | 13,181 | – |
| **Net Asset Value Per Share ($)** | **–** | **–** | **–** | **1.00** | **–** |
| **Select Shares** | | | | | |
| Net Assets ($) | – | – | – | 3,311 | – |
| Shares Outstanding | – | – | – | 3,311 | – |
| **Net Asset Value Per Share ($)** | **–** | **–** | **–** | **1.00** | **–** |
| **Agency Shares** | | | | | |
| Net Assets ($) | 164,372 | 109,749 | 12,721 | 27,936 | 84,088 |
| Shares Outstanding | 164,373 | 109,749 | 12,721 | 27,936 | 84,088 |
| **Net Asset Value Per Share ($)** | **1.00** | **1.00** | **1.00** | **1.00** | **1.00** |
| **Premier Shares** | | | | | |
| Net Assets ($) | – | – | – | 28,155 | – |
| Shares Outstanding | – | – | – | 28,155 | – |
| **Net Asset Value Per Share ($)** | **–** | **–** | **–** | **1.00** | **–** |
| † Investments at cost ($) | 26,244,919 | 14,649,469 | 4,608,539 | 17,936,076 | 35,495,855 |

a Amount includes repurchase agreements of $2,475,000,000, $5,620,000,000 and $8,309,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and
Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).
See notes to financial statements.

The Funds 55

STATEMENTS OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2013 (Unaudited)

See notes to financial statements.

STATEMENTS OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2013 (Unaudited)

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 57

STATEMENTS OF OPERATIONS (continued)
(amounts in thousands)

Six Months Ended July 31, 2013 (Unaudited)

a Amount represents less than $1,000.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 59

STATEMENTS OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

a Amount represents less than $1,000.
See notes to financial statements.

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 61

STATEMENTS OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

a Amount represents less than $1,000.
b Effective September 14, 2012, Dreyfus NewYork Municipal Cash Management had terminated its Agency Shares.
See notes to financial statements.

a Amount represents less than $1,000.
b Effective September 14, 2012, Dreyfus NewYork AMT-Free Municipal Cash Management had terminated its Participant Shares.
c Effective September 14, 2012, Dreyfus California AMT-Free Municipal Cash Management had terminated its Agency Shares.
See notes to financial statements.

The Funds 63

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables describe the performance for each share class of each fund for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements. Please note that the financial highlights information in the following tables for Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (New York AMT-Free Municipal Money Fund), before Dreyfus New York AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus NewYork AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Funds 65

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

| | Per Share Data ($) | | | | | Ratios/Supplemental Data (%) | | | |
|---|---|---|---|---|---|---|---|---|---|
| | Net Asset Value Beginning of Period | Net Investment Income | Dividends from Net Investment Income | Net Asset Value End of Period | Total Return (%) | Ratio of Total Expenses to Average Net Assets | Ratio of Net Expenses to Average Net Assets | Ratio of Net Investment Income to Average Net Assets | Net Assets End of Period ($ x 1,000,000) |
| **Dreyfus Treasury & Agency Cash Management** | | | | | | | | | |
| **Institutional Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | .21[b] | .09[b] | .01[b] | 14,328 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .21 | .13 | .01 | 14,499 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .21 | .09 | .01 | 16,547 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .22 | .20 | .01 | 7,944 |
| 2010 | 1.00 | .001 | (.001) | 1.00 | .07 | .22 | .21 | .08 | 12,015 |
| 2009 | 1.00 | .013 | (.013) | 1.00 | 1.27 | .22 | .22 | 1.09 | 16,461 |
| **Investor Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | .46[b] | .09[b] | .01[b] | 2,359 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .46 | .13 | .01 | 2,270 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .46 | .09 | .01 | 2,176 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .46 | .20 | .00[c] | 1,823 |
| 2010 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .47 | .29 | .00[c] | 1,922 |
| 2009 | 1.00 | .010 | (.010) | 1.00 | 1.04 | .47 | .45 | .86 | 3,317 |
| **Administrative Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | .31[b] | .09[b] | .01[b] | 610 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .31 | .13 | .01 | 620 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .31 | .09 | .01 | 602 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .31 | .20 | .00[c] | 422 |
| 2010 | 1.00 | .000[a] | (.000)[a] | 1.00 | .02 | .33 | .27 | .03 | 695 |
| 2009 | 1.00 | .012 | (.012) | 1.00 | 1.17 | .31 | .31 | 1.00 | 1,355 |
| **Participant Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | .61[b] | .09[b] | .01[b] | 604 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .61 | .13 | .01 | 603 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .61 | .09 | .01 | 889 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .61 | .20 | .00[c] | 418 |
| 2010 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .62 | .28 | .00[c] | 520 |
| 2009 | 1.00 | .009 | (.009) | 1.00 | .93 | .62 | .54 | .77 | 444 |
| **Service Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | .71[b] | .09[b] | .01[b] | 13 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .71 | .12 | .01 | 15 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .73 | .10 | .01 | 32 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .71 | .21 | .00[c] | 5 |
| 2010 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .72 | .28 | .00[c] | 5 |
| 2009 | 1.00 | .009 | (.009) | 1.00 | .86 | .71 | .66 | .65 | 5 |
| **Select Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | 1.01[b] | .09[b] | .01[b] | 3 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | 1.01 | .13 | .01 | 6 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | 1.01 | .09 | .01 | 24 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | 1.01 | .20 | .00[c] | 19 |
| 2010 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | 1.02 | .28 | .00[c] | 25 |
| 2009 | 1.00 | .007 | (.007) | 1.00 | .66 | 1.01 | .87 | .44 | 33 |
| **Agency Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | .27[b] | .09[b] | .01[b] | 28 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .27 | .14 | .01 | 28 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .27 | .10 | .01 | 23 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .27 | .20 | .00[c] | 38 |
| 2010 | 1.00 | .000[a] | (.000)[a] | 1.00 | .03 | .28 | .24 | .03 | 71 |
| 2009 | 1.00 | .012 | (.012) | 1.00 | 1.21 | .27 | .27 | 1.04 | 63 |
| **Premier Shares** | | | | | | | | | |
| Six Months Ended July 31, 2013 (Unaudited) | 1.00 | .000[a] | (.000)[a] | 1.00 | .02[b] | .52[b] | .08[b] | .01[b] | 28 |
| Year Ended January 31, | | | | | | | | | |
| 2013 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .52 | .14 | .01 | 25 |
| 2012 | 1.00 | .000[a] | (.000)[a] | 1.00 | .01 | .52 | .10 | .01 | 31 |
| 2011 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .52 | .20 | .00[c] | 52 |
| 2010 | 1.00 | .000[a] | (.000)[a] | 1.00 | .00[c] | .53 | .27 | .00[c] | 61 |
| 2009 | 1.00 | .010 | (.010) | 1.00 | 1.00 | .53 | .48 | .83 | 35 |

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Funds 67

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.
See notes to financial statements.

The Funds 69

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Funds 71

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.
See notes to financial statements.

The Funds 73

FINANCIAL HIGHLIGHTS (continued)

† Represents information for the fund’s predecessor, NewYork AMT-Free Municipal Money Fund through September 12, 2008.
a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
[d] The fund has changed its fiscal year end from December 31 to January 31.
e Not annualized.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Funds 75

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

† If not applied, the carryover expires in the above fiscal year.
†† Post-enactment short-term capital losses that can be carried forward for an unlimited period.

†	Amount represents less than $1,000.

The Funds 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

**Table 4–12b-1 Service Plan Fees**

| | Investor Shares ($) | Administrative Shares ($) | Participant Shares ($) | Service Shares ($) | Select Shares ($) | Agency Shares ($) | Premier Shares ($) | Classic Shares ($) |
|---|---|---|---|---|---|---|---|---|
| Dreyfus Cash Management | 3,116,072 | 626,257 | 1,505,676 | – | – | 44,410 | – | – |
| Dreyfus Government Cash Management | 2,146,412 | 379,743 | 467,132 | – | – | 31,177 | – | – |
| Dreyfus Government Prime Cash Management | 664,079 | 269,447 | 405,343 | – | – | 4,877 | – | – |
| Dreyfus Treasury & Agency Cash Management | 2,918,878 | 323,558 | 1,128,378 | 33,373 | 24,893 | 8,914 | 45,363 | – |
| Dreyfus Treasury Prime Cash Management | 4,739,605 | 333,193 | 6,033,597 | – | – | 6,691 | – | – |
| Dreyfus Municipal Cash Management Plus | 243,458 | 37,931 | 37,794 | – | – | 1 | – | – |
| Dreyfus New York Municipal Cash Management | 332,163 | 5,100 | 8,556 | – | – | – | – | – |
| Dreyfus Tax Exempt Cash Management | 524,932 | 35,048 | 59,225 | – | – | – | – | – |
| Dreyfus California AMT-Free Municipal Cash Management | 268,356 | 785 | 67,600 | – | – | – | – | – |
| Dreyfus New York AMT-Free Municipal Cash Management | 40,866 | 2,365 | – | – | – | – | – | 3,769 |

**Table 5–Shareholder Services Plan Fees**

| | Institutional Shares ($) |
|---|---|
| Dreyfus Cash Management | 204,564 |
| Dreyfus Government Cash Management | 88,382 |
| Dreyfus Government Prime Cash Management | 24,347 |
| Dreyfus Treasury & Agency Cash Management | 129,635 |
| Dreyfus Treasury Prime Cash Management | 58,903 |
| Dreyfus Municipal Cash Management Plus | 1,048 |
| Dreyfus New York Municipal Cash Management | 2,380 |
| Dreyfus Tax Exempt Cash Management | 184,478 |
| Dreyfus California AMT-Free Municipal Cash Management | 960 |
| Dreyfus New York AMT-Free Municipal Cash Management | 335 |

The Funds 81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds 83

INFORMATION ABOUT THE RENEWAL OF EACH
FUND’S MANAGEMENT AGREEMENT (Unaudited)

The Funds 85

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Funds 87

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Funds 89

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Funds 91

# For More Information

**Dreyfus Cash Management Funds**
200 Park Avenue
New York, NY 10166

**Manager**

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

**Custodian**

The Bank of New York Mellon
One Wall Street
New York, NY 10286

**Transfer Agent & Dividend Disbursing Agent**

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

**Distributor**

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

| **Ticker Symbols:** | Institutional | Investor | Administrative | Participant | Service | Select | Agency | Premier | Classic |
|---|---|---|---|---|---|---|---|---|---|
| Dreyfus Cash Management | DICXX | DVCXX | DACXX | DPCXX | | | DMCXX | | |
| Dreyfus Government Cash Management | DGCXX | DGVXX | DAGXX | DPGXX | | | DGMXX | | |
| Dreyfus Government Prime Cash Management | DIPXX | DVPXX | DAPXX | DGPXX | | | DRPXX | | |
| Dreyfus Treasury & Agency Cash Management | DTRXX | DTVXX | DTAXX | DTPXX | DSRXX | DTSXX | DYAXX | DYPXX | |
| Dreyfus Treasury Prime Cash Management | DIRXX | DVRXX | DARXX | DPRXX | | | DSAXX | | |
| Dreyfus Municipal Cash Management Plus | DIMXX | DVMXX | DAMXX | DMPXX | | | DRAXX | | |
| Dreyfus New York Municipal Cash Management | DIYXX | DVYXX | DAYXX | DPYXX | | | | | |
| Dreyfus Tax Exempt Cash Management | DEIXX | DEVXX | DEAXX | DEPXX | | | | | |
| Dreyfus California AMT-Free Municipal Cash Management | DIIXX | DAIXX | DFAXX | DFPXX | | | | | |
| Dreyfus New York AMT-Free Municipal Cash Management | DYIXX | DYVXX | DDVXX | | | | | | DLCXX |

**Telephone** Call your Dreyfus Investments representative or 1-800-346-3621

**E-mail** Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

**Mail** Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2013 MBSC Securities Corporation

CMGTSA0713

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 25, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)